Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	CAP to PEO (1) (3) (4)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average CAP to Non-PEO NEOs (2) (4)	Cumulative Total Shareholder Return (5)	Cumulative Peer Group Total Shareholder Return (5)	Net Earnings (in thousands) (6)	Company Selected Measure (ROA) (6)
2023	$10,835,643	$21,890,383	$3,880,158	$6,897,989	$286.83	$254.57	$738,748	15.2%
2022	$8,015,467	$5,124,002	$2,771,835	$1,463,392	$150.88	$142.70	$992,192	20.7%
2021	$7,915,603	$13,521,596	$3,765,401	$6,630,450	$199.74	$184.74	$737,444	20.7%
2020	$9,557,390	$15,676,557	$3,283,577	$5,296,314	$135.53	$122.47	$423,475	13.9%

Named Executive Officers, Footnote	For the years 2021 through 2023, our PEO is Phillippe Lord and for 2020, our PEO was Steven J. Hilton, as they served as the Company's CEO during those respective years.Non-PEO NEOs include: Hilla Sferruzza, Steven J. Hilton, Clint Szubinski, Malissia Clinton and Javier Feliciano in 2023 and 2022; Hilla Sferruzza, Steven J. Hilton, Clint Szubinski, C. Timothy White (our Former Executive Vice President, General Counsel and Secretary) and Javier Feliciano in 2021; and Phillippe Lord, Hilla Sferruzza, C. Timothy White and Javier Feliciano in 2020.
PEO Total Compensation Amount	$ 10,835,643	$ 8,015,467	$ 7,915,603	$ 9,557,390
PEO Actually Paid Compensation Amount	$ 21,890,383	5,124,002	13,521,596	15,676,557
Adjustment To PEO Compensation, Footnote	Adjustments to the Summary Compensation Table Total to arrive at CAP for PEO are shown below. No adjustments were necessary for defined benefit and pension plans, dividends or forfeitures.

Year	Summary Compensation Table Total for PEO	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Plus: Increase/(Decrease) in Fair Value of Equity Vested during Fiscal Year	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards)	CAP to PEO
2023	$10,835,643	$(4,248,118)	$530,043	$7,473,949	$7,298,866	$21,890,383
2022	$8,015,467	$(3,667,484)	$(1,235,030)	$3,642,886	$(1,631,837)	$5,124,002
2021	$7,915,603	$(2,956,519)	$97,238	$4,562,638	$3,902,636	$13,521,596
2020	$9,557,390	$(3,513,685)	$751,280	$4,350,566	$4,531,006	$15,676,557

Non-PEO NEO Average Total Compensation Amount	$ 3,880,158	2,771,835	3,765,401	3,283,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,897,989	1,463,392	6,630,450	5,296,314
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to the Summary Compensation Table Total to arrive at CAP for Non-PEO NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends or forfeitures.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Less: Average Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Plus: Average Increase/(Decrease) in Fair Value of Equity Vested during Fiscal Year	Plus: Average Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards)	Plus: Average Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards)	Average CAP to Non-PEO NEOs
2023	$3,880,158	$(1,094,728)	$273,493	$1,888,288	$1,950,778	$6,897,989
2022	$2,771,835	$(991,485)	$(660,564)	$989,330	$(645,724)	$1,463,392
2021	$3,765,401	$(976,923)	$276,939	$1,366,073	$2,198,960	$6,630,450
2020	$3,283,577	$(1,167,705)	$309,118	$1,445,912	$1,425,412	$5,296,314

Compensation Actually Paid vs. Total Shareholder Return	We have elected to use the Dow Jones US Home Construction Index as our peer group. The graphs below illustrate the relationship between our cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for both the Company and our peer group.
Compensation Actually Paid vs. Net Income	The relationships between CAP and Net Earnings and CAP and ROA are illustrated in the following graphs. ROA is calculated as Net Earnings divided by the average of five trailing quarters Total Assets, less Cash and Cash Equivalents. Both Net Earnings and Total Assets are adjusted for specific and predetermined items. Our ROA as it relates to CAP is demonstrated below.
Compensation Actually Paid vs. Company Selected Measure	The relationships between CAP and Net Earnings and CAP and ROA are illustrated in the following graphs. ROA is calculated as Net Earnings divided by the average of five trailing quarters Total Assets, less Cash and Cash Equivalents. Both Net Earnings and Total Assets are adjusted for specific and predetermined items. Our ROA as it relates to CAP is demonstrated below.
Total Shareholder Return Vs Peer Group	We have elected to use the Dow Jones US Home Construction Index as our peer group. The graphs below illustrate the relationship between our cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for both the Company and our peer group.
Tabular List, Table

Metric
Relative TSR
ROA
Adjusted EBITDA
Number of Home Closings
Customer Satisfaction Rating

Total Shareholder Return Amount	$ 286.83	150.88	199.74	135.53
Peer Group Total Shareholder Return Amount	254.57	142.70	184.74	122.47
Net Income (Loss)	$ 738,748,000	$ 992,192,000	$ 737,444,000	$ 423,475,000
Company Selected Measure Amount	0.152	0.207	0.207	0.139
PEO Name	Phillippe Lord	Phillippe Lord	Phillippe Lord	Steven J. Hilton
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Number of Home Closings
Measure:: 5
Pay vs Performance Disclosure
Name	Customer Satisfaction Rating
PEO | Phillppe Lord [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,248,118)	$ (3,667,484)	$ (2,956,519)
PEO | Phillppe Lord [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,043	(1,235,030)	97,238
PEO | Phillppe Lord [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,473,949	3,642,886	4,562,638
PEO | Phillppe Lord [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,298,866	(1,631,837)	3,902,636
PEO | Steven J. Hilton [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (3,513,685)
PEO | Steven J. Hilton [Member] | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				751,280
PEO | Steven J. Hilton [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,350,566
PEO | Steven J. Hilton [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,531,006
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,094,728)	(991,485)	(976,923)	(1,167,705)
Non-PEO NEO | Equity Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,493	(660,564)	276,939	309,118
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,888,288	989,330	1,366,073	1,445,912
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,950,778	$ (645,724)	$ 2,198,960	$ 1,425,412